UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05693 )

Exact name of registrant as specified in charter: Putnam Europe Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: June 30, 2008

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio 9/30/07 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value

Austria (1.4%)
Telekom Austria AG	301,915	$7,905,226

Belgium (1.4%)
Delhaize Group	80,313	7,701,027

Finland (2.8%)
Nokia OYJ	422,650	16,078,094

France (12.5%)
Air France-KLM	194,266	7,143,396
Axa SA	218,685	9,791,866
BNP Paribas SA	137,002	15,001,761
Renault SA	70,174	10,175,341
Sodexho Alliance SA	45,300	3,134,971
Suez SA	160,263	9,444,454
Total SA	195,285	15,888,747
		70,580,536

Germany (15.5%)
Allianz SE	75,624	17,680,707
BASF AG	96,428	13,346,532
Beiersdorf AG	97,822	7,330,858
Continental AG	67,491	9,339,456
Merck KGaA	14,480	1,747,964
Merck KGaA 144A	18,718	2,259,557
Praktiker Bau-und Heimwerkermaerkte AG	76,277	2,857,041
RWE AG	116,900	14,712,167
Salzgitter AG	57,996	11,398,604
ThyssenKrupp AG	111,600	7,111,750
		87,784,636

Greece (3.0%)
EFG Eurobank Ergasias	202,421	7,122,659
Hellenic Telecommunication Organization (OTE) SA	258,540	9,591,679
		16,714,338

Ireland (2.4%)
Allied Irish Banks PLC	360,502	8,744,805
Experian Group, Ltd.	438,455	4,636,085
		13,380,890

Italy (4.6%)
Buzzi Unicem SpA	227,547	5,922,287
Enel SpA	1,354,958	15,351,113
Saras SpA	795,903	4,860,685
		26,134,085

Netherlands (3.3%)
ING Groep NV	231,314	10,274,828
TNT NV	206,369	8,657,357
		18,932,185

Norway (6.2%)
DnB Holdings ASA	826,600	12,685,772
Petroleum Geo-Services ASA	49,530	1,429,271
Schibsted ASA	89,500	4,716,908
Statoil ASA	471,400	16,074,331
		34,906,282

Russia (0.6%)
Lukoil	20,100	1,674,330
Lukoil ADR	18,600	1,542,312
		3,216,642

Spain (5.1%)
Banco Bilbao Vizcaya Argentaria SA	547,597	12,845,660
Telefonica SA	570,829	15,988,947
		28,834,607

Sweden (3.5%)
Hennes & Mauritz AB Class B	95,590	6,067,202
Telefonaktiebolaget LM Ericsson AB Class B	3,459,058	13,866,329
		19,933,531

Switzerland (15.9%)
Credit Suisse Group	136,766	9,087,950
Nestle SA	33,017	14,843,885

Nobel Biocare Holding AG	17,772	4,816,146
Novartis AG	225,540	12,456,757
Roche Holding AG	93,207	16,913,950
Swisscom AG	26,167	9,959,116
UBS AG	164,494	8,851,822
Zurich Financial Services AG	44,014	13,214,037
		90,143,663

United Kingdom (19.3%)
BAE Systems PLC	1,064,606	10,745,134
Barratt Developments PLC	422,278	6,460,049
BHP Billiton PLC	538,331	19,267,405
BP PLC	2,103,551	24,414,888
Britvic PLC	496,016	3,276,680
CSR PLC (NON)	228,516	3,007,468
Davis Service Group PLC	290,456	3,181,087
GKN PLC	735,484	5,324,910
HBOS PLC	751,329	14,052,372
Reckitt Benckiser PLC	209,799	12,323,204
Travis Perkins PLC	230,921	7,291,997
		109,345,194

Total common stocks (cost $459,515,545)		$551,590,936

SHORT-TERM INVESTMENTS (2.8%)(a)
	Principal
	amount/shares	Value

U.S. Treasury Bills 3.97%, March 27, 2008 (SEG)	$600,000	$588,457
Putnam Prime Money Market Fund (e)	15,176,193	15,176,193

Total short-term investments (cost $15,764,650)		$15,764,650

TOTAL INVESTMENTS

Total investments (cost $475,280,195) (b)		$567,355,586

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/07 (aggregate face value $143,756,483) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

British Pound	$80,984,772	$80,005,040	12/19/07	$979,732
Euro	28,027,184	27,140,821	12/19/07	886,363
Norwegian Krone	30,109,594	28,393,511	12/19/07	1,716,083
Swedish Krona	1,365,314	1,286,717	12/19/07	78,597
Swiss Franc	7,058,501	6,930,394	12/19/07	128,107

Total				$3,788,882

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/07 (aggregate face value $135,153,246) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

British Pound	$15,455,312	$15,187,923	12/19/07	$(267,389)
Euro	35,202,888	34,199,764	12/19/07	(1,003,124)
Norwegian Krone	12,998,301	12,149,853	12/19/07	(848,448)
Swedish Krona	20,797,546	19,602,536	12/19/07	(1,195,010)
Swiss Franc	55,603,403	54,013,170	12/19/07	(1,590,233)

Total				$(4,904,204)

FUTURES CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Dow Jones Euro Stoxx 50 Index (Long)	74	$4,657,601	Dec-07	$11,351
FTSE 100 index (Long)	28	3,733,431	Dec-07	16,082

Total				$27,433

NOTES

(a) Percentages indicated are based on net assets of $565,460,254.

(b) The aggregate identified cost on a tax basis is $475,457,178, resulting in gross unrealized appreciation and depreciation of $106,633,445 and $14,735,037, respectively, or net unrealized appreciation of $91,898,408.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2007.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $115,932 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $89,244,112 and $76,356,828, respectively.

At September 30, 2007, liquid assets totaling $7,617,245 have been designated as collateral for open forward contracts and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, represents ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentrations greater than 10% at September 30, 2007 (as a percentage of net assets):

Banking	12.5%
Oil and gas	11.4

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 29, 2007